Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Total revenue	$ 37,143	$ 31,543	$ 139,396	$ 116,568	$ 109,976
Cost of revenue
Cost of revenue	12,277	11,361	48,817	44,929	43,565
Commissions	216	577	2,056	2,432	3,592
Marketing	1,241	749	4,908	4,409	7,264
Selling, general, and administrative	13,646	9,463	49,054	33,017	32,028
Income(Loss) from operations	9,763	9,393	34,561	31,781	23,527
Other income (expense):
Interest expense	(359)	(492)	(1,673)	(2,425)	(2,082)
Other income (expense)	10	4	17	(5)	(65)
Total other expense	(349)	(488)	(1,656)	(2,430)	(2,147)
Income before provision for income taxes	9,414	8,905	32,905	29,351	21,380
Income tax expense	64	64	286	189	93
Net income (loss)	9,350	8,841	32,619	29,162	21,287
Other comprehensive income:
Foreign currency translation adjustments	6	(9)	(17)	10	(35)
Other comprehensive income (loss)	6	(9)	(17)	10	(35)
Comprehensive income	$ 9,356	$ 8,832	$ 32,602	$ 29,172	$ 21,252
Class A, Class AA, and Class AAA
Earnings per common unit
Basic and diluted	$ 9.54	$ 9.02	$ 33.29	$ 29.76	$ 21.73
Weighted average common units outstanding
Basic and diluted weighted average shares outstanding	979,800	979,800	979,800	979,800	979,800
Product [Member]
Revenue
Total revenue	$ 36,758	$ 31,193	$ 137,598	$ 114,640	$ 108,315
Cost of revenue
Cost of revenue			46,298	42,538	39,749
Service [Member]
Revenue
Total revenue	385	350	1,798	1,928	1,661
Cost of revenue
Cost of revenue			$ 2,519	$ 2,391	$ 3,816
Cost of products [Member]
Cost of revenue
Cost of revenue	11,657	10,877
Cost of services [Member]
Cost of revenue
Cost of revenue	$ 620	$ 484